Bank Borrowing (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Aug. 29, 2023 MYR (RM)	Aug. 29, 2023 USD ($)
Bank Borrowing [Abstract]
Borrowing agreement				RM 69,000	$ 15,032
Borrowings fixed rate				3.55%	3.55%
Secured bank borrowing	RM 46,566	$ 11,020	RM 53,029
Interest related to bank borrowing	RM 1,667	$ 381	RM 4,056